UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2015
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  COMMERCIAL SERVICES & SUPPLIES - 0.5%
          75,918  Pitney Bowes, Inc. .................................................  $     1,567,707
          32,591  West Corp. .........................................................          702,988
                                                                                        ---------------
                                                                                              2,270,695
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 14.3%
          12,139  ADTRAN, Inc. .......................................................          209,034
          78,302  Brocade Communications Systems, Inc. ...............................          718,812
       1,441,190  Cisco Systems, Inc. ................................................       39,135,515
          31,719  Harris Corp. .......................................................        2,756,381
           5,965  InterDigital, Inc. .................................................          292,524
          56,840  Juniper Networks, Inc. .............................................        1,568,784
          37,118  Motorola Solutions, Inc. ...........................................        2,540,727
         105,264  Nokia OYJ, ADR .....................................................          738,953
           4,239  Plantronics, Inc. ..................................................          201,013
         402,465  QUALCOMM, Inc. .....................................................       20,117,213
                                                                                        ---------------
                                                                                             68,278,956
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 15.0%
         291,600  AT&T, Inc. .........................................................       10,033,956
          10,974  Atlantic Tele-Network, Inc. ........................................          858,496
         228,011  BCE, Inc. ..........................................................        8,805,785
          31,607  BT Group PLC, ADR ..................................................        1,093,918
         364,579  CenturyLink, Inc. ..................................................        9,172,808
          19,420  Cogent Communications Group, Inc. ..................................          673,680
         162,225  Consolidated Communications Holdings, Inc. .........................        3,398,614
       1,967,559  Frontier Communications Corp. ......................................        9,188,500
          11,699  Inteliquent, Inc. ..................................................          207,891
       1,046,707  Telefonica Brasil S.A., ADR ........................................        9,451,764
         309,233  TELUS Corp. ........................................................        8,550,292
         216,021  Verizon Communications, Inc. .......................................        9,984,491
                                                                                        ---------------
                                                                                             71,420,195
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
          11,678  CDW Corp. ..........................................................          490,943
         322,376  Corning, Inc. ......................................................        5,893,033
           2,679  SYNNEX Corp. .......................................................          240,923
                                                                                        ---------------
                                                                                              6,624,899
                                                                                        ---------------

                  HEALTH CARE TECHNOLOGY - 0.2%
           6,410  Computer Programs & Systems, Inc. ..................................          318,897
          29,092  Quality Systems, Inc. ..............................................          468,963
                                                                                        ---------------
                                                                                                787,860
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.8%
         110,483  Garmin Ltd. ........................................................        4,106,653
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.5%
         102,083  EarthLink Holdings Corp. ...........................................          758,477
          18,554  IAC/InterActiveCorp. ...............................................        1,114,168

                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INTERNET SOFTWARE & SERVICES (CONTINUED)
           7,929  j2 Global, Inc. ....................................................  $       652,715
                                                                                        ---------------
                                                                                              2,525,360
                                                                                        ---------------

                  IT SERVICES - 9.5%
          20,046  Amdocs Ltd. ........................................................        1,093,910
          45,221  Computer Sciences Corp. ............................................        1,477,822
           6,932  CSG Systems International, Inc. ....................................          249,414
           3,768  DST Systems, Inc. ..................................................          429,778
           4,040  Forrester Research, Inc. ...........................................          115,059
          98,659  Infosys Ltd., ADR ..................................................        1,652,538
         281,684  International Business Machines Corp. ..............................       38,765,352
          17,675  Leidos Holdings, Inc. ..............................................          994,396
          11,996  Science Applications International Corp. ...........................          549,177
                                                                                        ---------------
                                                                                             45,327,446
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.3%
          73,366  Advanced Semiconductor Engineering, Inc., ADR ......................          415,985
          88,207  Analog Devices, Inc. ...............................................        4,879,611
         283,898  Applied Materials, Inc. ............................................        5,300,376
           8,877  ARM Holdings PLC, ADR ..............................................          401,595
          64,698  Atmel Corp. ........................................................          557,050
          26,925  Brooks Automation, Inc. ............................................          287,559
         150,628  Cypress Semiconductor Corp. ........................................        1,477,661
          46,474  Himax Technologies, Inc., ADR ......................................          381,087
       1,129,493  Intel Corp. ........................................................       38,911,034
          48,742  Intersil Corp., Class A ............................................          621,948
          52,585  KLA-Tencor Corp. ...................................................        3,646,770
          21,577  Lam Research Corp. .................................................        1,713,645
          67,904  Linear Technology Corp. ............................................        2,883,883
         155,573  Marvell Technology Group Ltd. ......................................        1,372,154
          92,730  Maxim Integrated Products, Inc. ....................................        3,523,740
          66,709  Microchip Technology, Inc. .........................................        3,104,637
          10,737  MKS Instruments, Inc. ..............................................          386,532
           4,812  Monolithic Power Systems, Inc. .....................................          306,573
          68,691  NVIDIA Corp. .......................................................        2,264,055
           2,928  Power Integrations, Inc. ...........................................          142,389
           6,959  Silicon Motion Technology Corp., ADR ...............................          218,234
          16,607  Skyworks Solutions, Inc. ...........................................        1,275,916
         378,002  Taiwan Semiconductor Manufacturing Co., Ltd., ADR ..................        8,599,546
          26,338  Teradyne, Inc. .....................................................          544,406
          12,446  Tessera Technologies, Inc. .........................................          373,504
         271,131  Texas Instruments, Inc. ............................................       14,860,690
          68,861  Xilinx, Inc. .......................................................        3,234,401
                                                                                        ---------------
                                                                                            101,684,981
                                                                                        ---------------

                  SOFTWARE - 15.7%
           4,042  Blackbaud, Inc. ....................................................          266,206
         173,186  CA, Inc. ...........................................................        4,946,192
          17,909  CDK Global Inc. ....................................................          850,140

                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SOFTWARE (CONTINUED)
          13,843  Epiq Systems, Inc. .................................................  $       180,928
          30,696  Intuit, Inc. .......................................................        2,962,164
          14,930  Mentor Graphics Corp. ..............................................          275,011
         722,584  Microsoft Corp. ....................................................       40,088,960
           6,366  Monotype Imaging Holdings, Inc. ....................................          150,492
           4,288  NICE Systems Ltd., ADR .............................................          245,788
          20,705  Open Text Corp. ....................................................          992,391
         503,881  Oracle Corp. .......................................................       18,406,773
           7,504  SS&C Technologies Holdings, Inc. ...................................          512,298
         229,691  Symantec Corp. .....................................................        4,823,511
                                                                                        ---------------
                                                                                             74,700,854
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.2%
         331,972  Apple, Inc. ........................................................       34,943,373
          12,851  Canon, Inc., ADR ...................................................          387,201
          23,913  Diebold, Inc. ......................................................          719,542
         390,531  EMC Corp. ..........................................................       10,028,836
       1,069,247  HP, Inc. ...........................................................       12,659,884
          28,762  Lexmark International, Inc., Class A ...............................          933,327
          95,840  Logitech International SA ..........................................        1,444,309
          73,640  NetApp, Inc. .......................................................        1,953,669
          27,136  SanDisk Corp. ......................................................        2,062,065
         199,414  Seagate Technology PLC .............................................        7,310,517
          78,275  Western Digital Corp. ..............................................        4,700,414
                                                                                        ---------------
                                                                                             77,143,137
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 4.4%
         114,180  Philippine Long Distance Telephone Co., ADR ........................        4,881,195
         255,016  Rogers Communications, Inc., Class B ...............................        8,787,851
          90,311  Telephone & Data Systems, Inc. .....................................        2,338,152
         584,590  Turkcell Iletisim Hizmetleri AS.....................................        4,963,169
                                                                                        ---------------
                                                                                             20,970,367
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................      475,841,403
                  (Cost $493,710,347) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................          834,387
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   476,675,790
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,407,929 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $48,276,873.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2015        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   475,841,403  $ 475,841,403  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 20.7%

                  AUTOMOBILES - 0.4%
         231,969  Ford Motor Co. .....................................................  $     3,268,443
                                                                                        ---------------

                  BANKS - 1.8%
         201,372  FNB Corp. ..........................................................        2,686,303
          77,484  PacWest Bancorp ....................................................        3,339,561
         205,009  People's United Financial, Inc. ....................................        3,310,895
         124,410  Trustmark Corp. ....................................................        2,866,406
         167,257  Umpqua Holdings Corp. ..............................................        2,659,386
                                                                                        ---------------
                                                                                             14,862,551
                                                                                        ---------------

                  CAPITAL MARKETS - 0.4%
         102,147  Waddell & Reed Financial, Inc., Class A ............................        2,927,533
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 0.9%
         137,972  Pitney Bowes, Inc. .................................................        2,849,122
         314,379  RR Donnelley & Sons Co. ............................................        4,627,659
                                                                                        ---------------
                                                                                              7,476,781
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.3%
          73,523  International Paper Co. ............................................        2,771,817
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
         136,717  AT&T, Inc. .........................................................        4,704,432
          85,292  Verizon Communications, Inc. .......................................        3,942,196
                                                                                        ---------------
                                                                                              8,646,628
                                                                                        ---------------

                  ELECTRIC UTILITIES - 5.4%
          64,306  ALLETE, Inc. .......................................................        3,268,674
          54,824  American Electric Power Co., Inc. ..................................        3,194,594
          54,380  Duke Energy Corp. ..................................................        3,882,188
          59,982  Entergy Corp. ......................................................        4,100,370
         133,439  Exelon Corp. .......................................................        3,705,601
         120,638  FirstEnergy Corp. ..................................................        3,827,844
         108,332  Great Plains Energy, Inc. ..........................................        2,958,547
         112,981  OGE Energy Corp. ...................................................        2,970,270
          49,135  Pinnacle West Capital Corp. ........................................        3,168,225
         104,751  PPL Corp. ..........................................................        3,575,152
          65,773  Southern (The) Co. .................................................        3,077,519
          69,256  Westar Energy, Inc. ................................................        2,937,147
          81,373  Xcel Energy, Inc. ..................................................        2,922,104
                                                                                        ---------------
                                                                                             43,588,235
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.7%
          54,002  Eaton Corp. PLC ....................................................        2,810,264
          65,322  Emerson Electric Co. ...............................................        3,124,351
                                                                                        ---------------
                                                                                              5,934,615
                                                                                        ---------------

                  GAS UTILITIES - 0.8%
         171,934  Questar Corp. ......................................................        3,349,274
         135,488  South Jersey Industries, Inc. ......................................        3,186,678
                                                                                        ---------------
                                                                                              6,535,952
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
          97,623  Baxter International, Inc. .........................................  $     3,724,317
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.8%
          51,923  Darden Restaurants, Inc. ...........................................        3,304,380
          40,562  DineEquity, Inc. ...................................................        3,434,384
                                                                                        ---------------
                                                                                              6,738,764
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
         120,367  MDC Holdings, Inc. .................................................        3,072,970
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
         300,030  AES Corp. ..........................................................        2,871,287
                                                                                        ---------------

                  INSURANCE - 0.4%
         176,927  Old Republic International Corp. ...................................        3,296,150
                                                                                        ---------------

                  MACHINERY - 0.4%
          45,484  Caterpillar, Inc. ..................................................        3,091,093
                                                                                        ---------------

                  MULTI-UTILITIES - 3.1%
          50,807  Alliant Energy Corp. ...............................................        3,172,897
          70,395  Ameren Corp. .......................................................        3,043,176
          91,569  Avista Corp. .......................................................        3,238,796
          51,799  Consolidated Edison, Inc. ..........................................        3,329,122
          43,353  Dominion Resources, Inc. ...........................................        2,932,397
         185,220  NiSource, Inc. .....................................................        3,613,642
          78,262  Public Service Enterprise Group, Inc. ..............................        3,027,957
          50,611  SCANA Corp. ........................................................        3,061,459
                                                                                        ---------------
                                                                                             25,419,446
                                                                                        ---------------

                  MULTILINE RETAIL - 0.4%
          65,690  Kohl's Corp. .......................................................        3,128,815
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.6%
         311,627  EnLink Midstream LLC ...............................................        4,702,451
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.4%
          76,824  Schweitzer-Mauduit International, Inc. .............................        3,225,840
                                                                                        ---------------

                  SOFTWARE - 0.4%
         105,345  CA, Inc. ...........................................................        3,008,653
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.4%
         111,743  Coach, Inc. ........................................................        3,657,348
                                                                                        ---------------

                  TOBACCO - 0.4%
          55,894  Universal Corp. ....................................................        3,134,536
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
         152,030  Aircastle Ltd. .....................................................        3,175,907
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................      168,260,132
                  (Cost $163,967,842)                                                   ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 20.2%

                  BANKS - 11.5%
         247,516  Barclays Bank PLC, Series 3 .................    7.10%        (a)     $     6,427,990
         264,027  Barclays Bank PLC, Series 4 .................    7.75%        (a)           6,957,111
         274,089  Barclays Bank PLC, Series 5 .................    8.13%        (a)           7,271,581
         215,263  Citigroup, Inc., Series J (b) ...............    7.13%        (a)           6,029,517
         269,490  First Niagara Financial Group, Inc.,
                     Series B (b) .............................    8.63%        (a)           7,327,433
         289,238  GMAC Capital Trust I, Series 2 (b) ..........    8.13%     02/15/40         7,335,076
         270,071  HSBC Holdings PLC ...........................    8.13%        (a)           7,208,195
         281,495  HSBC Holdings PLC, Series 2 .................    8.00%        (a)           7,338,575
         228,719  HSBC USA, Inc., Series H ....................    6.50%        (a)           5,953,556
         246,225  ING Groep NV ................................    7.20%        (a)           6,399,388
         239,266  ING Groep NV ................................    7.05%        (a)           6,206,560
         227,919  Merrill Lynch Capital Trust II (b) ..........    6.45%     06/15/67         5,800,538
         238,372  Royal Bank of Scotland Group PLC, Series S...    6.60%        (a)           6,054,649
         258,699  Royal Bank of Scotland Group PLC, Series T...    7.25%        (a)           6,687,369
                                                                                        ---------------
                                                                                             92,997,538
                                                                                        ---------------

                  CAPITAL MARKETS - 0.8%
         249,691  Deutsche Bank Contingent Capital Trust V ....    8.05%        (a)           6,781,607
                                                                                        ---------------

                  CONSUMER FINANCE - 0.9%
         300,597  Ally Financial, Inc., Series A (b) ..........    8.50%        (a)           7,743,379
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 6.2%
         279,710  Citigroup Capital XIII (b) ..................    6.99%     10/30/40         7,269,663
         237,878  Countrywide Capital IV ......................    6.75%     04/01/33         6,018,313
         246,304  Countrywide Capital V .......................    7.00%     11/01/36         6,312,772
         251,066  Merrill Lynch Capital Trust III (b) .........    7.38%     09/15/62         6,512,652
         243,190  Merrill Lynch Preferred Capital Trust III ...    7.00%        (a)           6,106,501
         245,746  Merrill Lynch Preferred Capital Trust IV ....    7.12%        (a)           6,170,682
         249,529  Merrill Lynch Preferred Capital Trust V,
                     Series F .................................    7.28%        (a)           6,268,169
         228,839  RBS Capital Funding Trust VII, Series G .....    6.08%        (a)           5,704,956
                                                                                        ---------------
                                                                                             50,363,708
                                                                                        ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.8%
         255,229  VEREIT, Inc., Series F ......................    6.70%        (a)           6,278,633
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES .................................      164,164,865
                  (Cost $166,753,745)                                                   ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 19.9%

                  DIVERSIFIED REITS - 2.2%
         817,607  Lexington Realty Trust .............................................  $     6,540,856
         150,425  Liberty Property Trust .............................................        4,670,696
         325,677  Select Income REIT .................................................        6,454,918
                                                                                        ---------------
                                                                                             17,666,470
                                                                                        ---------------

                  HEALTH CARE REITS - 3.1%
         154,740  HCP, Inc. ..........................................................        5,917,258
         152,867  Healthcare Realty Trust, Inc. ......................................        4,329,193
          85,448  National Health Investors, Inc. ....................................        5,201,220
         125,942  Omega Healthcare Investors, Inc. ...................................        4,405,451
          72,843  Welltower, Inc. ....................................................        4,955,509
                                                                                        ---------------
                                                                                             24,808,631
                                                                                        ---------------

                  HOTEL & RESORT REITS - 2.3%
         243,769  Hospitality Properties Trust .......................................        6,374,559
         253,893  Host Hotels & Resorts, Inc. ........................................        3,894,719
         192,387  RLJ Lodging Trust ..................................................        4,161,331
          81,459  Ryman Hospitality Properties, Inc. .................................        4,206,543
                                                                                        ---------------
                                                                                             18,637,152
                                                                                        ---------------

                  MORTGAGE REITS - 7.5%
         869,822  Chimera Investment Corp. ...........................................       11,864,372
       1,746,970  CYS Investments, Inc. ..............................................       12,455,896
       1,512,195  MFA Financial, Inc. ................................................        9,980,487
         558,792  Redwood Trust, Inc. ................................................        7,376,055
         429,207  Starwood Property Trust, Inc. ......................................        8,824,496
       1,320,469  Two Harbors Investment Corp. .......................................       10,695,799
                                                                                        ---------------
                                                                                             61,197,105
                                                                                        ---------------

                  RETAIL REITS - 1.8%
         507,875  CBL & Associates Properties, Inc. ..................................        6,282,414
         106,828  National Retail Properties, Inc. ...................................        4,278,461
         260,932  Ramco-Gershenson Properties Trust ..................................        4,334,081
                                                                                        ---------------
                                                                                             14,894,956
                                                                                        ---------------

                  SPECIALIZED REITS - 3.0%
         264,683  Corrections Corp. of America .......................................        7,011,453
         103,095  EPR Properties .....................................................        6,025,903
         239,316  GEO Group, Inc. ....................................................        6,918,625
         131,168  Potlatch Corp. .....................................................        3,966,520
                                                                                        ---------------
                                                                                             23,922,501
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................      161,126,815
                  (Cost $173,730,077)                                                   ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

    SHARES/
     UNITS                                    DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS - 18.3%

                  ENERGY EQUIPMENT & SERVICES - 0.9%
         547,959  Archrock Partners, L.P. ............................................  $     6,745,375
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 17.4%
         194,037  Boardwalk Pipeline Partners, L.P. ..................................        2,518,600
          78,148  Buckeye Partners, L.P. .............................................        5,154,642
       1,575,476  Capital Product Partners, L.P. .....................................        8,696,628
         186,227  Cheniere Energy Partners, L.P. .....................................        4,854,938
         335,717  DCP Midstream Partners, L.P. .......................................        8,282,138
         256,678  Enbridge Energy Partners, L.P. .....................................        5,921,561
         573,173  Energy Transfer Equity, L.P. .......................................        7,875,397
         125,245  Energy Transfer Partners, L.P. .....................................        4,224,514
         465,732  EnLink Midstream Partners, L.P. ....................................        7,721,837
         168,612  Enterprise Products Partners, L.P. .................................        4,313,095
         695,898  Golar LNG Partners, L.P. ...........................................        9,311,115
         148,615  Holly Energy Partners, L.P. ........................................        4,627,871
          74,314  Magellan Midstream Partners, L.P. ..................................        5,047,407
         351,296  Martin Midstream Partners, L.P. ....................................        7,623,123
         170,396  NuStar Energy, L.P. ................................................        6,832,880
         258,979  ONEOK Partners, L.P. ...............................................        7,803,037
         274,896  Plains All American Pipeline, L.P. .................................        6,350,098
         136,906  Spectra Energy Partners, L.P. ......................................        6,530,416
         156,085  Sunoco Logistics Partners, L.P. ....................................        4,011,384
         105,752  TC Pipelines, L.P. .................................................        5,256,932
         391,591  Teekay LNG Partners, L.P. ..........................................        5,149,422
          93,156  Western Gas Partners, L.P. .........................................        4,427,705
         313,286  Williams Partners, L.P. ............................................        8,725,015
                                                                                        ---------------
                                                                                            141,259,755
                                                                                        ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS ..................................      148,005,130
                  (Cost $184,185,470)                                                   ---------------

EXCHANGE-TRADED FUNDS - 20.2%

                  CAPITAL MARKETS - 20.2%
       3,479,595  First Trust Tactical High Yield ETF* ...............................      163,436,577
                  (Cost $172,060,019)                                                   ---------------

                  TOTAL INVESTMENTS - 99.3% ..........................................      804,993,519
                  (Cost $860,697,153) (c)

                  NET OTHER ASSETS AND LIABILITIES - 0.7% ............................        5,454,140
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   810,447,659
                                                                                        ===============

-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,814,400 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $71,518,034.

* Represents investment in affiliated funds.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2        LEVEL 3
                                                    TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                       12/31/2015        PRICES          INPUTS          INPUTS
----------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks**...............................  $  168,260,132  $  168,260,132  $           --  $           --
$25 Par Preferred Securities**................     164,164,865     164,164,865              --              --
Real Estate Investment Trusts**...............     161,126,815     161,126,815              --              --
Master Limited Partnerships**.................     148,005,130     148,005,130              --              --
Exchange-Traded Funds**.......................     163,436,577     163,436,577              --              --
                                                --------------  --------------  --------------  --------------
Total Investments.............................  $  804,993,519  $  804,993,519  $           --  $           --
                                                ==============  ==============  ==============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 40.0%

                  AUTO COMPONENTS - 0.4%
          43,310  Cheng Shin Rubber Industry Co., Ltd. (a) ...........................  $        70,000
                                                                                        ---------------

                  BANKS - 9.2%
         235,316  Agricultural Bank of China Ltd., Class H (a) .......................           95,762
          75,700  AMMB Holdings Bhd (a) ..............................................           79,663
           4,816  Australia & New Zealand Banking Group Ltd. (a) .....................           97,186
         654,833  Banco de Chile......................................................           67,169
       1,690,000  Banco Santander Chile...............................................           75,847
           1,379  Bank of Nova Scotia (The) ..........................................           55,780
          10,871  Bendigo and Adelaide Bank Ltd. (a) .................................           94,032
             810  Canadian Imperial Bank of Commerce..................................           53,381
         122,334  China Construction Bank Corp., Class H (a) .........................           83,450
           1,353  Commonwealth Bank of Australia (a) .................................           83,649
         142,000  Krung Thai Bank PCL.................................................           65,900
          50,500  Malayan Banking Bhd (a) ............................................           98,617
         123,151  Mega Financial Holding Co., Ltd. (a) ...............................           79,397
           4,369  National Australia Bank Ltd. (a) ...................................           95,340
           2,043  National Bank of Canada.............................................           59,517
           7,914  Nordea Bank AB (a) .................................................           86,830
          14,700  Senshu Ikeda Holdings, Inc. (a) ....................................           60,599
         199,509  SinoPac Financial Holdings Co., Ltd. (a) ...........................           56,648
           7,080  Skandinaviska Enskilda Banken AB, Class A (a) ......................           74,457
           3,724  Swedbank AB, Class A (a) ...........................................           82,016
          66,100  Thanachart Capital PCL..............................................           67,046
           3,587  Westpac Banking Corp. (a) ..........................................           86,948
                                                                                        ---------------
                                                                                              1,699,234
                                                                                        ---------------

                  CAPITAL MARKETS - 0.8%
           2,967  IGM Financial, Inc. ................................................           75,778
         177,143  Yuanta Financial Holding Co., Ltd. (a) .............................           64,977
                                                                                        ---------------
                                                                                                140,755
                                                                                        ---------------

                  CHEMICALS - 0.4%
          61,265  Taiwan Fertilizer Co., Ltd. (a) ....................................           79,920
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 1.1%
          17,547  Carillion PLC (a) ..................................................           78,369
           2,942  Galliford Try PLC (a) ..............................................           66,106
           2,098  NCC AB, Class B (a) ................................................           65,086
                                                                                        ---------------
                                                                                                209,561
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
           1,499  BCE, Inc. ..........................................................           57,915
         118,781  PCCW Ltd. (a) ......................................................           69,434
          23,000  Singapore Telecommunications Ltd. (a) ..............................           59,300
          15,268  TDC A.S. (a) .......................................................           76,020
                                                                                        ---------------
                                                                                                262,669
                                                                                        ---------------

                  ELECTRIC UTILITIES - 8.3%
         150,512  AusNet Services (a) ................................................          162,034
          12,675  CEZ A.S. (a) .......................................................          226,046

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES (CONTINUED)
           8,808  Cheung Kong Infrastructure Holdings Ltd. (a) .......................  $        81,263
           8,116  CLP Holdings Ltd. (a) ..............................................           68,948
           3,443  Emera, Inc. ........................................................          107,567
          15,663  Fortum OYJ (a) .....................................................          235,986
          11,890  Manila Electric Co. (a) ............................................           80,751
          10,943  Power Assets Holdings Ltd. (a) .....................................          100,602
         116,409  Spark Infrastructure Group (a) .....................................          161,917
           7,667  SSE PLC (a) ........................................................          172,153
          24,910  Terna Rete Elettrica Nazionale SpA (a) .............................          128,109
                                                                                        ---------------
                                                                                              1,525,376
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
         108,230  WPG Holdings Ltd. (a) ..............................................          102,745
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 4.1%
          16,528  Capital Power Corp. ................................................          212,259
          23,600  Electricity Generating PCL..........................................           99,358
          19,751  Innergex Renewable Energy, Inc. ....................................          161,725
          13,250  Northland Power, Inc. ..............................................          178,684
          75,300  Ratchaburi Electricity Generating Holding PCL.......................           99,395
                                                                                        ---------------
                                                                                                751,421
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.5%
          20,800  Keppel Corp., Ltd. (a) .............................................           95,018
                                                                                        ---------------

                  INSURANCE - 2.5%
             347  Allianz SE (a) .....................................................           61,169
          43,916  Cathay Financial Holding Co., Ltd. (a) .............................           61,524
           6,069  CNP Assurances (a) .................................................           81,867
          15,728  Legal & General Group PLC (a) ......................................           62,061
           2,537  Power Financial Corp. ..............................................           58,323
           1,261  Sampo OYJ, Class A (a) .............................................           64,036
             691  Swiss Re AG (a) ....................................................           67,487
                                                                                        ---------------
                                                                                                456,467
                                                                                        ---------------

                  MACHINERY - 0.3%
          80,400  Yangzijiang Shipbuilding Holdings Ltd. (a) .........................           62,115
                                                                                        ---------------

                  MEDIA - 0.4%
           4,122  Sky PLC (a) ........................................................           67,571
                                                                                        ---------------

                  MULTI-UTILITIES - 5.7%
         118,481  DUET Group (a) .....................................................          196,222
          10,211  Engie S.A. (a) .....................................................          180,870
         626,338  Keppel Infrastructure Trust (a) ....................................          224,777
           9,435  National Grid PLC (a) ..............................................          130,123
          46,325  REN - Redes Energeticas Nacionais SGPS S.A. (a) ....................          139,950
         481,500  YTL Corp. Bhd (a) ..................................................          175,681
                                                                                        ---------------
                                                                                              1,047,623
                                                                                        ---------------

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
           2,088  TransCanada Corp. ..................................................  $        68,192
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
          72,326  New World Development Co., Ltd. (a) ................................           71,113
         150,900  Supalai PCL.........................................................           76,320
           5,745  Swire Pacific Ltd., Class A (a) ....................................           64,430
             921  Swiss Prime Site AG (a) ............................................           71,927
                                                                                        ---------------
                                                                                                283,790
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
           2,100  Canon, Inc. (a) ....................................................           63,525
                                                                                        ---------------

                  WATER UTILITIES - 2.0%
           8,465  Pennon Group PLC (a) ...............................................          107,391
           3,169  Severn Trent PLC (a) ...............................................          101,302
         554,600  TTW PCL.............................................................          163,367
                                                                                        ---------------
                                                                                                372,060
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................        7,358,042
                  (Cost $7,821,625)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.7%

                  DIVERSIFIED REITS - 7.0%
          18,653  Artis Real Estate Investment Trust..................................          172,551
           1,220  Cofinimmo S.A. (a) .................................................          130,314
          19,806  Cominar Real Estate Investment Trust................................          210,556
           1,319  Fonciere Des Regions (a) ...........................................          117,973
          31,742  GPT (The) Group (a) ................................................          109,929
           9,329  H&R Real Estate Investment Trust....................................          135,179
          90,018  Mirvac Group (a) ...................................................          128,864
          47,757  Stockland (a) ......................................................          141,766
         127,900  Suntec Real Estate Investment Trust (a) ............................          139,292
                                                                                        ---------------
                                                                                              1,286,424
                                                                                        ---------------

                  INDUSTRIAL REITS - 3.9%
          88,000  Ascendas Real Estate Investment Trust (a) ..........................          141,034
          49,868  BWP Trust (a) ......................................................          114,215
           4,605  Granite Real Estate Investment Trust................................          126,332
         154,400  Mapletree Industrial Trust (a) .....................................          165,366
         238,700  Mapletree Logistics Trust (a) ......................................          166,318
                                                                                        ---------------
                                                                                                713,265
                                                                                        ---------------

                  OFFICE REITS - 4.5%
         152,300  CapitaLand Commercial Trust Ltd. (a) ...............................          144,499
         220,623  Champion REIT (a) ..................................................          109,847
         248,907  Cromwell Property Group (a) ........................................          189,687
          18,169  Dream Office Real Estate Investment Trust...........................          228,081
         243,300  Keppel REIT (a) ....................................................          159,355
                                                                                        ---------------
                                                                                                831,469
                                                                                        ---------------

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  RETAIL REITS - 4.3%
          98,100  CapitaLand Mall Trust (a) ..........................................  $       133,111
          51,374  Charter Hall Retail REIT (a) .......................................          155,181
         150,300  Mapletree Commercial Trust (a) .....................................          137,608
           6,733  RioCan Real Estate Investment Trust.................................          115,274
           5,021  Smart Real Estate Investment Trust..................................          109,550
          69,085  Vicinity Centres (a) ...............................................          140,151
                                                                                        ---------------
                                                                                                790,875
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................        3,622,033
                  (Cost $3,905,255)                                                     ---------------

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 12.1%

                  BANKS - 3.7%
          10,089  Bank of Montreal, Series 27 (c) .............    4.00%        (b)             146,774
          10,346  Bank of Montreal, Series 29 (c) .............    3.90%        (b)             147,747
          10,355  Royal Bank of Canada, Series AZ (c) .........    4.00%        (b)             146,977
          10,272  Royal Bank of Canada, Series BB (c) .........    3.90%        (b)             145,205
           6,426  Royal Bank of Canada, Series BD (c) .........    3.60%        (b)              96,364
                                                                                        ---------------
                                                                                                683,067
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
          17,841  BCE, Inc., Series AK (c) ....................    4.15%        (b)             193,792
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 7.3%
          14,331  Enbridge, Inc., Series 3 (c) ................    4.00%        (b)             176,484
          15,342  Enbridge, Inc., Series B (c) ................    4.00%        (b)             175,518
          14,926  Enbridge, Inc., Series D (c) ................    4.00%        (b)             174,318
          13,923  Enbridge, Inc., Series F (c) ................    4.00%        (b)             171,358
          12,788  Enbridge, Inc., Series N (c) ................    4.00%        (b)             160,901
          13,671  Enbridge, Inc., Series P (c) ................    4.00%        (b)             166,479
          13,683  Enbridge, Inc., Series R (c) ................    4.00%        (b)             169,492
          10,674  TransCanada Corp., Series 9 (c) .............    4.25%        (b)             152,431
                                                                                        ---------------
                                                                                              1,346,981
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES..................................        2,223,840
                  (Cost $2,358,977)                                                     ---------------

$100 PAR PREFERRED SECURITIES - 5.8%

                  BANKS - 5.8%
           1,768  Australia & New Zealand Banking Group Ltd.,
                     Series CAP (d) ...........................    5.59%        (b)             122,393
           1,821  Australia & New Zealand Banking Group Ltd.,
                     Series CAP2 (d) ..........................    5.52%        (b)             122,877
           1,533  Australia & New Zealand Banking Group Ltd.,
                     Series CPS2 (d) ..........................    5.47%        (b)             112,324
           1,558  Australia & New Zealand Banking Group Ltd.,
                     Series CPS3 (a) (d) ......................    5.29%        (b)             114,043

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$100 PAR PREFERRED SECURITIES (CONTINUED)

                  BANKS (CONTINUED)
           1,722  Commonwealth Bank of Australia, Series
                     VI (d) ...................................    6.17%        (b)     $       126,863
           1,677  Commonwealth Bank of Australia, Series
                     VII (d) ..................................    5.17%        (b)             108,736
           1,659  National Australia Bank Ltd., Series
                     CPS (d) ..................................    5.60%        (b)             117,869
           1,741  National Australia Bank Ltd., Series
                     CPS2 (a) (d) .............................    5.60%        (b)             118,597
           1,650  Westpac Banking Corp., Series CN1 (d) .......    5.50%        (b)             116,027
                                                                                        ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES.................................        1,059,729
                  (Cost $1,078,564)                                                     ---------------

OTHER PREFERRED SECURITIES - 2.2%

                  BANKS - 2.2%
          93,446  Lloyds Banking Group PLC (a) ................    9.25%        (b)             187,349
          44,302  Standard Bank Group Ltd. (a) (c) ............    6.65%        (b)             223,722
                                                                                        ---------------
                  TOTAL OTHER PREFERRED SECURITIES....................................          411,071
                  (Cost $428,254)                                                       ---------------

    SHARES/
     UNITS                                    DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 19.5%

                  CAPITAL MARKETS - 19.5%
         211,069  Market Vectors Emerging Markets Local Currency Bond ETF.............        3,588,173
                  (Cost $3,992,306)                                                     ---------------

RIGHTS - 0.0%

                  REAL ESTATE INVESTMENT TRUSTS - 0.0%
           3,300  Ascendas Real Estate Investment Trust, expiring 1/13/16 (a) ........              144
                  (Cost $0)                                                             ---------------

                  TOTAL INVESTMENTS - 99.3% ..........................................       18,263,032
                  (Cost $19,584,981) (e)

                  NET OTHER ASSETS AND LIABILITIES - 0.7% ............................          124,109
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    18,387,141
                                                                                        ===============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $8,722,884 or 47.44% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Perpetual maturity.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)


(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2015.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $114,207 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,436,156.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Auto Components...........................  $        70,000  $          --  $        70,000  $           --
    Banks.....................................        1,699,234        444,640        1,254,594              --
    Capital Markets...........................          140,755         75,778           64,977              --
    Chemicals.................................           79,920             --           79,920              --
    Construction & Engineering................          209,561             --          209,561              --
    Diversified Telecommunication Services....          262,669         57,915          204,754              --
    Electronic Equipment, Instruments &
        Components............................          102,745             --          102,745              --
    Electric Utilities........................        1,525,376        107,567        1,417,809              --
    Independent Power and Renewable
        Electricity Producers.................          751,421        751,421               --              --
    Industrial Conglomerates..................           95,018             --           95,018              --
    Insurance.................................          456,467         58,323          398,144              --
    Machinery.................................           62,115             --           62,115              --
    Media.....................................           67,571             --           67,571              --
    Multi-Utilities...........................        1,047,623             --        1,047,623              --
    Oil, Gas & Consumable Fuels...............           68,192         68,192               --              --
    Real Estate Management & Development......          283,790         76,320          207,470              --
    Technology Hardware, Storage &
        Peripherals...........................           63,525             --           63,525              --
    Water Utilities...........................          372,060        163,367          208,693              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................        7,358,042      1,803,523        5,554,519              --
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts:
    Diversified REITs.........................        1,286,424        518,286          768,138              --
    Industrial REITs..........................          713,265        126,332          586,933              --
    Office REITs..............................          831,469        228,081          603,388              --
    Retail REITs..............................          790,875        224,824          566,051              --
                                                ---------------  -------------  ---------------  --------------
       Total Real Estate Investment Trusts....        3,622,033      1,097,523        2,524,510              --
                                                ---------------  -------------  ---------------  --------------
$25 Par Preferred Securities*.................        2,223,840      2,223,840               --              --
$100 Par Preferred Securities*................        1,059,729        827,089          232,640              --
Other Preferred Securities*...................          411,071             --          411,071              --
Exchange-Traded Funds*........................        3,588,173      3,588,173               --              --
Rights*.......................................              144             --              144              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    18,263,032  $   9,540,148  $     8,722,884  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred investments valued at $126,314 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 98.6%

                  AEROSPACE & DEFENSE - 6.1%
           1,186  Boeing (The) Co.....................................................  $       171,484
             201  Curtiss-Wright Corp. ...............................................           13,769
             512  Huntington Ingalls Industries, Inc. ................................           64,947
             790  Lockheed Martin Corp. ..............................................          171,548
                                                                                        ---------------
                                                                                                421,748
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.3%
           1,698  United Parcel Service, Inc., Class B (a) ...........................          163,398
                                                                                        ---------------

                  AIRLINES - 2.7%
           1,696  Alaska Air Group, Inc. (a) .........................................          136,545
             154  Allegiant Travel Co.................................................           25,846
           1,093  JetBlue Airways Corp. (b) ..........................................           24,756
                                                                                        ---------------
                                                                                                187,147
                                                                                        ---------------

                  AUTO COMPONENTS - 2.4%
             894  Gentex Corp. .......................................................           14,313
             668  Lear Corp. .........................................................           82,050
             378  Tenneco, Inc. (b) ..................................................           17,354
             477  Visteon Corp. ......................................................           54,617
                                                                                        ---------------
                                                                                                168,334
                                                                                        ---------------

                  AUTOMOBILES - 1.7%
           8,410  Ford Motor Co. (a) .................................................          118,497
                                                                                        ---------------

                  BANKS - 1.6%
           2,412  CIT Group, Inc. ....................................................           95,756
             950  Umpqua Holdings Corp. ..............................................           15,105
                                                                                        ---------------
                                                                                                110,861
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.8%
           1,037  Amgen, Inc. (a) ....................................................          168,336
             132  BioMarin Pharmaceutical, Inc. (b) ..................................           13,829
           1,538  Gilead Sciences, Inc. ..............................................          155,630
                                                                                        ---------------
                                                                                                337,795
                                                                                        ---------------

                  CAPITAL MARKETS - 0.2%
              43  BlackRock, Inc. ....................................................           14,642
                                                                                        ---------------

                  CHEMICALS - 1.4%
           1,455  Dow Chemical Co.....................................................           74,904
             470  Westlake Chemical Corp. ............................................           25,530
                                                                                        ---------------
                                                                                                100,434
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 1.1%
           1,420  Waste Connections, Inc. ............................................           79,974
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.9%
           1,460  Brocade Communications Systems, Inc. ...............................           13,403
           4,277  Cisco Systems, Inc. (a) ............................................          116,142
                                                                                        ---------------
                                                                                                129,545
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CONSUMER FINANCE - 0.4%
             369  American Express Co.................................................  $        25,664
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.4%
             389  Berry Plastics Group, Inc. (b) .....................................           14,074
             215  Packaging Corp. of America..........................................           13,556
                                                                                        ---------------
                                                                                                 27,630
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.9%
              47  Graham Holdings Co..................................................           22,794
           1,577  Service Corp. International.........................................           41,033
                                                                                        ---------------
                                                                                                 63,827
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
           3,966  AT&T, Inc. .........................................................          136,470
           3,898  Verizon Communications, Inc. (a) ...................................          180,166
                                                                                        ---------------
                                                                                                316,636
                                                                                        ---------------

                  ELECTRIC UTILITIES - 3.1%
             738  Great Plains Energy, Inc. ..........................................           20,155
             393  Portland General Electric Co........................................           14,293
           4,231  Westar Energy, Inc. ................................................          179,437
                                                                                        ---------------
                                                                                                213,885
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
             380  Avnet, Inc. ........................................................           16,279
             503  CDW Corp. ..........................................................           21,146
           1,490  Ingram Micro, Inc. .................................................           45,267
           3,238  Jabil Circuit, Inc. ................................................           75,413
             483  SYNNEX Corp. .......................................................           43,436
                                                                                        ---------------
                                                                                                201,541
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 2.5%
             633  Diamond Offshore Drilling, Inc. ....................................           13,356
             225  Dril-Quip, Inc. (b) ................................................           13,327
           9,600  Noble Corp. PLC ....................................................          101,280
             322  Oceaneering International, Inc. ....................................           12,081
           1,180  RPC, Inc. ..........................................................           14,101
             254  Schlumberger Ltd. ..................................................           17,717
                                                                                        ---------------
                                                                                                171,862
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.3%
           1,460  Casey's General Stores, Inc. .......................................          175,857
           2,062  Wal-Mart Stores, Inc. (a) ..........................................          126,401
                                                                                        ---------------
                                                                                                302,258
                                                                                        ---------------

                  FOOD PRODUCTS - 0.8%
             318  Ingredion, Inc. ....................................................           30,477
           1,197  Pilgrim's Pride Corp. ..............................................           26,442
                                                                                        ---------------
                                                                                                 56,919
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
             188  DexCom, Inc. (b) ...................................................  $        15,397
             346  Hologic, Inc. (b) ..................................................           13,387
                                                                                        ---------------
                                                                                                 28,784
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 2.5%
             868  Express Scripts Holding Co. (b) ....................................           75,872
             551  LifePoint Health, Inc. (b) .........................................           40,443
             510  UnitedHealth Group, Inc. ...........................................           59,997
                                                                                        ---------------
                                                                                                176,312
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 1.8%
             237  Cracker Barrel Old Country Store, Inc. .............................           30,059
             668  Las Vegas Sands Corp. ..............................................           29,285
             558  McDonald's Corp. ...................................................           65,922
                                                                                        ---------------
                                                                                                125,266
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.2%
              51  NVR, Inc. (b) ......................................................           83,793
                                                                                        ---------------

                  INSURANCE - 1.2%
             227  American International Group, Inc. .................................           14,067
           2,733  Assured Guaranty Ltd. ..............................................           72,233
                                                                                        ---------------
                                                                                                 86,300
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 2.0%
             144  Alphabet, Inc. (b) .................................................          109,279
             175  j2 Global, Inc. ....................................................           14,406
             528  Zillow Group, Inc. (b) .............................................           13,749
                                                                                        ---------------
                                                                                                137,434
                                                                                        ---------------

                  IT SERVICES - 0.6%
             255  Amdocs Ltd. ........................................................           13,915
             180  International Business Machines Corp. ..............................           24,772
                                                                                        ---------------
                                                                                                 38,687
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.2%
             278  Brunswick Corp. ....................................................           14,042
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.2%
             202  Quintiles Transnational Holdings, Inc. (b) .........................           13,869
                                                                                        ---------------

                  MACHINERY - 0.4%
             201  Toro (The) Co.......................................................           14,687
             532  Trinity Industries, Inc. ...........................................           12,779
                                                                                        ---------------
                                                                                                 27,466
                                                                                        ---------------

                  MEDIA - 6.5%
           2,820  Comcast Corp., Class A (a) .........................................          159,132
           5,601  MSG Networks, Inc. (b) .............................................          116,501
             405  Sinclair Broadcast Group, Inc., Class A ............................           13,179

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MEDIA (CONTINUED)
           4,297  Thomson Reuters Corp. ..............................................  $       162,641
                                                                                        ---------------
                                                                                                451,453
                                                                                        ---------------

                  METALS & MINING - 0.8%
             996  Reliance Steel & Aluminum Co........................................           57,678
                                                                                        ---------------

                  MULTI-UTILITIES - 0.2%
             344  Vectren Corp. ......................................................           14,592
                                                                                        ---------------

                  MULTILINE RETAIL - 1.8%
           1,703  Target Corp. .......................................................          123,655
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 7.2%
           1,915  Chevron Corp. ......................................................          172,273
           1,100  CVR Energy, Inc. (a) ...............................................           43,285
           2,189  Exxon Mobil Corp. (a) ..............................................          170,632
           1,493  HollyFrontier Corp. ................................................           59,556
           2,824  Laredo Petroleum, Inc. (b) .........................................           22,564
             956  Western Refining, Inc. .............................................           34,053
                                                                                        ---------------
                                                                                                502,363
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.2%
             429  Nu Skin Enterprises, Inc., Class A .................................           16,255
                                                                                        ---------------

                  PHARMACEUTICALS - 4.8%
           1,721  Johnson & Johnson (a) ..............................................          176,781
           1,962  Merck & Co., Inc. (a) ..............................................          103,633
           1,691  Pfizer, Inc. .......................................................           54,585
                                                                                        ---------------
                                                                                                334,999
                                                                                        ---------------

                  ROAD & RAIL - 0.5%
              95  AMERCO..............................................................           37,002
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
           5,303  Intel Corp. (a) ....................................................          182,688
           1,653  Marvell Technology Group Ltd. ......................................           14,580
           1,174  Texas Instruments, Inc. ............................................           64,347
                                                                                        ---------------
                                                                                                261,615
                                                                                        ---------------

                  SOFTWARE - 3.7%
             928  Aspen Technology, Inc. (b) .........................................           35,041
           2,939  Microsoft Corp. (a) ................................................          163,056
           1,569  Oracle Corp. .......................................................           57,316
                                                                                        ---------------
                                                                                                255,413
                                                                                        ---------------

                  SPECIALTY RETAIL - 3.6%
           1,014  Foot Locker, Inc. ..................................................           66,001
           1,395  Home Depot (The), Inc. (a) .........................................          184,489
                                                                                        ---------------
                                                                                                250,490
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
           2,560  Apple, Inc. (a) ....................................................          269,466
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TOBACCO - 4.2%
           1,872  Altria Group, Inc. (a) .............................................  $       108,969
           2,069  Philip Morris International, Inc. ..................................          181,886
                                                                                        ---------------
                                                                                                290,855
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.3%
             418  MSC Industrial Direct Co., Inc. ....................................           23,521
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.6%
             977  T-Mobile US, Inc. (b) ..............................................           38,220
                                                                                        ---------------

                  TOTAL INVESTMENTS - 98.6% ..........................................        6,872,127
                  (Cost $6,959,887) (c)                                                 ---------------

   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS WRITTEN - (0.6%)
                  S&P 500 Index Calls
               4  @ $2,050.00 due January 2016........................................           (7,840)
               2  @  2,100.00 due January 2016........................................             (600)
               3  @  2,050.00 due February 2016.......................................          (11,880)
               4  @  2,125.00 due February 2016.......................................           (3,360)
               3  @  2,075.00 due March 2016..........................................          (11,310)
               2  @  2,100.00 due March 2016..........................................           (5,600)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN...............................................          (40,590)
                  (Premiums received $58,515)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 2.0% ............................          138,785
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     6,970,322
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $188,176 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $275,936.


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,872,127  $   6,872,127  $            --  $           --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     6,872,127  $   6,872,127  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2015        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $       (40,590) $     (40,590) $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 98.3%

                  AEROSPACE & DEFENSE - 6.0%
           1,175  Boeing (The) Co.....................................................  $       169,893
             198  Curtiss-Wright Corp. ...............................................           13,563
             506  Huntington Ingalls Industries, Inc. ................................           64,186
             783  Lockheed Martin Corp. ..............................................          170,029
                                                                                        ---------------
                                                                                                417,671
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.3%
           1,682  United Parcel Service, Inc., Class B (a) ...........................          161,859
                                                                                        ---------------

                  AIRLINES - 2.7%
           1,680  Alaska Air Group, Inc. (a) .........................................          135,257
             153  Allegiant Travel Co.................................................           25,678
           1,083  JetBlue Airways Corp. (b) ..........................................           24,530
                                                                                        ---------------
                                                                                                185,465
                                                                                        ---------------

                  AUTO COMPONENTS - 2.4%
             887  Gentex Corp. .......................................................           14,201
             660  Lear Corp. .........................................................           81,068
             373  Tenneco, Inc. (b) ..................................................           17,124
             471  Visteon Corp. ......................................................           53,930
                                                                                        ---------------
                                                                                                166,323
                                                                                        ---------------

                  AUTOMOBILES - 1.7%
           8,330  Ford Motor Co. (a) .................................................          117,370
                                                                                        ---------------

                  BANKS - 1.6%
           2,392  CIT Group, Inc. ....................................................           94,962
             943  Umpqua Holdings Corp. ..............................................           14,994
                                                                                        ---------------
                                                                                                109,956
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.8%
           1,028  Amgen, Inc. (a) ....................................................          166,875
             131  BioMarin Pharmaceutical, Inc. (b) ..................................           13,724
           1,524  Gilead Sciences, Inc. ..............................................          154,213
                                                                                        ---------------
                                                                                                334,812
                                                                                        ---------------

                  CAPITAL MARKETS - 0.2%
              42  BlackRock, Inc. ....................................................           14,302
                                                                                        ---------------

                  CHEMICALS - 1.4%
           1,442  Dow Chemical Co.....................................................           74,234
             467  Westlake Chemical Corp. ............................................           25,368
                                                                                        ---------------
                                                                                                 99,602
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 1.1%
           1,408  Waste Connections, Inc. ............................................           79,299
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.9%
           1,444  Brocade Communications Systems, Inc. ...............................           13,256
           4,234  Cisco Systems, Inc. (a) ............................................          114,974
                                                                                        ---------------
                                                                                                128,230
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CONSUMER FINANCE - 0.4%
             365  American Express Co.................................................  $        25,386
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.4%
             385  Berry Plastics Group, Inc. (b) .....................................           13,929
             212  Packaging Corp. of America..........................................           13,367
                                                                                        ---------------
                                                                                                 27,296
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 0.9%
              48  Graham Holdings Co..................................................           23,279
           1,561  Service Corp. International.........................................           40,617
                                                                                        ---------------
                                                                                                 63,896
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
           3,932  AT&T, Inc. .........................................................          135,300
           3,864  Verizon Communications, Inc. (a) ...................................          178,594
                                                                                        ---------------
                                                                                                313,894
                                                                                        ---------------

                  ELECTRIC UTILITIES - 3.1%
             733  Great Plains Energy, Inc. ..........................................           20,018
             391  Portland General Electric Co........................................           14,221
           4,194  Westar Energy, Inc. ................................................          177,867
                                                                                        ---------------
                                                                                                212,106
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
             377  Avnet, Inc. ........................................................           16,151
             498  CDW Corp. ..........................................................           20,936
           1,476  Ingram Micro, Inc. .................................................           44,841
           3,211  Jabil Circuit, Inc. ................................................           74,784
             478  SYNNEX Corp. .......................................................           42,986
                                                                                        ---------------
                                                                                                199,698
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 2.5%
             629  Diamond Offshore Drilling, Inc. ....................................           13,272
             223  Dril-Quip, Inc. (b) ................................................           13,208
           9,547  Noble Corp. PLC ....................................................          100,721
             320  Oceaneering International, Inc. ....................................           12,006
           1,170  RPC, Inc. ..........................................................           13,982
             252  Schlumberger Ltd. ..................................................           17,577
                                                                                        ---------------
                                                                                                170,766
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.3%
           1,444  Casey's General Stores, Inc. .......................................          173,930
           2,043  Wal-Mart Stores, Inc. (a) ..........................................          125,236
                                                                                        ---------------
                                                                                                299,166
                                                                                        ---------------

                  FOOD PRODUCTS - 0.8%
             315  Ingredion, Inc. ....................................................           30,189
           1,185  Pilgrim's Pride Corp. ..............................................           26,177
                                                                                        ---------------
                                                                                                 56,366
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
             187  DexCom, Inc. (b) ...................................................  $        15,315
             343  Hologic, Inc. (b) ..................................................           13,271
                                                                                        ---------------
                                                                                                 28,586
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 2.5%
             859  Express Scripts Holding Co. (b) ....................................           75,085
             546  LifePoint Health, Inc. (b) .........................................           40,077
             505  UnitedHealth Group, Inc. ...........................................           59,408
                                                                                        ---------------
                                                                                                174,570
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 1.8%
             236  Cracker Barrel Old Country Store, Inc. .............................           29,932
             664  Las Vegas Sands Corp. ..............................................           29,110
             553  McDonald's Corp. ...................................................           65,331
                                                                                        ---------------
                                                                                                124,373
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.2%
              50  NVR, Inc. (b) ......................................................           82,150
                                                                                        ---------------

                  INSURANCE - 1.2%
             225  American International Group, Inc. .................................           13,943
           2,707  Assured Guaranty Ltd. ..............................................           71,546
                                                                                        ---------------
                                                                                                 85,489
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 2.0%
             142  Alphabet, Inc. (b) .................................................          107,761
             174  j2 Global, Inc. ....................................................           14,324
             523  Zillow Group, Inc. (b) .............................................           13,619
                                                                                        ---------------
                                                                                                135,704
                                                                                        ---------------

                  IT SERVICES - 0.6%
             253  Amdocs Ltd. ........................................................           13,806
             177  International Business Machines Corp. ..............................           24,359
                                                                                        ---------------
                                                                                                 38,165
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.2%
             274  Brunswick Corp. ....................................................           13,840
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.2%
             201  Quintiles Transnational Holdings, Inc. (b) .........................           13,801
                                                                                        ---------------

                  MACHINERY - 0.4%
             198  Toro (The) Co.......................................................           14,468
             527  Trinity Industries, Inc. ...........................................           12,658
                                                                                        ---------------
                                                                                                 27,126
                                                                                        ---------------

                  MEDIA - 6.5%
           2,793  Comcast Corp., Class A (a) .........................................          157,609
           5,551  MSG Networks, Inc. (b) .............................................          115,461
             401  Sinclair Broadcast Group, Inc., Class A ............................           13,048

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MEDIA (CONTINUED)
           4,262  Thomson Reuters Corp. ..............................................  $       161,317
                                                                                        ---------------
                                                                                                447,435
                                                                                        ---------------

                  METALS & MINING - 0.8%
             988  Reliance Steel & Aluminum Co........................................           57,215
                                                                                        ---------------

                  MULTI-UTILITIES - 0.2%
             341  Vectren Corp. ......................................................           14,465
                                                                                        ---------------

                  MULTILINE RETAIL - 1.8%
           1,685  Target Corp. .......................................................          122,348
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 7.2%
           1,899  Chevron Corp. ......................................................          170,834
           1,092  CVR Energy, Inc. (a) ...............................................           42,970
           2,171  Exxon Mobil Corp. (a) ..............................................          169,230
           1,483  HollyFrontier Corp. ................................................           59,157
           2,808  Laredo Petroleum, Inc. (b) .........................................           22,436
             947  Western Refining, Inc. .............................................           33,732
                                                                                        ---------------
                                                                                                498,359
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.2%
             426  Nu Skin Enterprises, Inc., Class A .................................           16,141
                                                                                        ---------------

                  PHARMACEUTICALS - 4.8%
           1,706  Johnson & Johnson (a) ..............................................          175,240
           1,944  Merck & Co., Inc. (a) ..............................................          102,682
           1,675  Pfizer, Inc. .......................................................           54,069
                                                                                        ---------------
                                                                                                331,991
                                                                                        ---------------

                  ROAD & RAIL - 0.5%
              93  AMERCO..............................................................           36,223
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
           5,251  Intel Corp. (a) ....................................................          180,897
           1,638  Marvell Technology Group Ltd. ......................................           14,447
           1,162  Texas Instruments, Inc. ............................................           63,689
                                                                                        ---------------
                                                                                                259,033
                                                                                        ---------------

                  SOFTWARE - 3.7%
             918  Aspen Technology, Inc. (b) .........................................           34,664
           2,910  Microsoft Corp. (a) ................................................          161,447
           1,556  Oracle Corp. .......................................................           56,840
                                                                                        ---------------
                                                                                                252,951
                                                                                        ---------------

                  SPECIALTY RETAIL - 3.6%
           1,002  Foot Locker, Inc. ..................................................           65,220
           1,381  Home Depot (The), Inc. (a) .........................................          182,637
                                                                                        ---------------
                                                                                                247,857
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
           2,535  Apple, Inc. (a) ....................................................          266,834
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TOBACCO - 4.2%
           1,855  Altria Group, Inc. (a) .............................................  $       107,980
           2,050  Philip Morris International, Inc. ..................................          180,215
                                                                                        ---------------
                                                                                                288,195
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.3%
             414  MSC Industrial Direct Co., Inc. ....................................           23,296
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.5%
             966  T-Mobile US, Inc. (b) ..............................................           37,790
                                                                                        ---------------

                  TOTAL COMMON STOCKS - 98.3% ........................................        6,807,400
                                                                                        ---------------
                  (Cost $6,878,193)

    NUMBER OF
    CONTRACTS                                 DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS PURCHASED - 0.7%
                  CBOE Volatility Index Calls
              12  @ $25.00 due February 2016 .........................................            1,680
              17  @  22.00 due April 2016 ............................................            4,080
                                                                                        ---------------
                                                                                                  5,760
                                                                                        ---------------
                   S&P 500 Index Puts
               4  @ $1,925.00 due March 2016 .........................................           11,460
               6  @  1875.00 due June 2016 ...........................................           30,810
                                                                                        ---------------
                                                                                                 42,270
                                                                                        ---------------
                  TOTAL OPTIONS PURCHASED.............................................           48,030
                  (Cost $48,644)                                                        ---------------

                  TOTAL INVESTMENTS - 99.0% ..........................................        6,855,430
                  (Cost $6,926,837) (c)                                                 ---------------

OPTIONS WRITTEN - (0.8%)
                  S&P 500 Index Calls
               3  @ $2,050.00 due January 2016 .......................................           (5,880)
               2  @  2,100.00 due January 2016 .......................................             (600)
               2  @  2,050.00 due February 2016 ......................................           (7,920)
               4  @  2,125.00 due February 2016.......................................           (3,360)
               3  @  2,100.00 due March 2016 .........................................           (8,400)
               4  @  2,075.00 due March 2016..........................................          (15,080)
                                                                                        ---------------
                                                                                                (41,240)
                                                                                        ---------------
                  S&P 500 Index Puts..................................................

               4  @ $1,800.00 due March 2016 .........................................           (5,600)
               4  @  1,725.00 due June 2016 ..........................................          (10,720)
                                                                                        ---------------
                                                                                                (16,320)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN...............................................          (57,560)
                  (Premiums received $81,586)                                           ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

                  NET OTHER ASSETS AND LIABILITIES - 1.8% ............................          127,401
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     6,925,271
                                                                                        ===============

-----------------------------

(a) All or a portion of this security is pledged to cover index options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $159,543 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $230,950.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,807,400  $   6,807,400  $            --  $           --
Options Purchased.............................           48,030         48,030               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     6,855,430  $   6,855,430  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2015        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Options Written...............................  $       (57,560) $     (57,560) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.2%

                  AEROSPACE & DEFENSE - 10.0%
           5,250  Boeing (The) Co.....................................................  $       759,097
           5,361  General Dynamics Corp. .............................................          736,387
           7,196  Honeywell International, Inc. ......................................          745,290
           3,964  Northrop Grumman Corp. .............................................          748,443
           5,847  Raytheon Co.........................................................          728,127
                                                                                        ---------------
                                                                                              3,717,344
                                                                                        ---------------

                  BANKS - 8.0%
          37,120  Fifth Third Bancorp.................................................          746,112
          11,376  JPMorgan Chase & Co.................................................          751,157
           7,815  PNC Financial Services Group, Inc. .................................          744,848
          13,620  Wells Fargo & Co....................................................          740,383
                                                                                        ---------------
                                                                                              2,982,500
                                                                                        ---------------

                  BIOTECHNOLOGY - 2.0%
           4,614  Amgen, Inc. ........................................................          748,991
                                                                                        ---------------

                  CAPITAL MARKETS - 4.0%
           4,174  Goldman Sachs Group, Inc. ..........................................          752,280
          11,319  State Street Corp. .................................................          751,129
                                                                                        ---------------
                                                                                              1,503,409
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 6.1%
          27,892  Cisco Systems, Inc. ................................................          757,407
          10,842  Motorola Solutions, Inc. ...........................................          742,135
          15,448  QUALCOMM, Inc. .....................................................          772,168
                                                                                        ---------------
                                                                                              2,271,710
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 8.1%
          14,685  Helmerich & Payne, Inc. ............................................          786,382
          22,023  National Oilwell Varco, Inc. .......................................          737,550
          19,743  Oceaneering International, Inc. ....................................          740,757
          10,880  Schlumberger Ltd. ..................................................          758,880
                                                                                        ---------------
                                                                                              3,023,569
                                                                                        ---------------

                  FOOD PRODUCTS - 2.0%
          20,942  Archer-Daniels-Midland Co...........................................          768,153
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.0%
           5,318  Anthem, Inc. .......................................................          741,542
           6,325  UnitedHealth Group, Inc. ...........................................          744,073
                                                                                        ---------------
                                                                                              1,485,615
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 2.0%
           8,031  Danaher Corp. ......................................................          745,919
                                                                                        ---------------

                  INSURANCE - 16.1%
           6,445  ACE, Ltd. ..........................................................          753,098
          12,571  Aflac, Inc. ........................................................          753,003
          20,544  Allied World Assurance Co. Holdings AG..............................          764,031
          11,950  Allstate Corp. .....................................................          741,976


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INSURANCE (CONTINUED)
           4,046  Everest Re Group, Ltd. .............................................  $       740,782
          16,720  Principal Financial Group, Inc. ....................................          752,066
          23,766  Progressive Corp. ..................................................          755,759
           6,654  Travelers Cos., Inc. ...............................................          750,970
                                                                                        ---------------
                                                                                              6,011,685
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 2.0%
          12,178  IAC/InterActiveCorp. ...............................................          731,289
                                                                                        ---------------

                  IT SERVICES - 2.0%
           7,189  Accenture PLC, Class A .............................................          751,250
                                                                                        ---------------

                  MEDIA - 4.0%
           9,953  Omnicom Group, Inc. ................................................          753,044
          27,031  Twenty-First Century Fox, Inc. .....................................          734,162
                                                                                        ---------------
                                                                                              1,487,206
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 6.0%
          33,752  Murphy Oil Corp. ...................................................          757,732
           9,097  Phillips 66.........................................................          744,135
          10,463  Valero Energy Corp. ................................................          739,839
                                                                                        ---------------
                                                                                              2,241,706
                                                                                        ---------------

                  PHARMACEUTICALS - 4.0%
           7,186  Johnson & Johnson...................................................          738,146
          14,188  Merck & Co., Inc. ..................................................          749,410
                                                                                        ---------------
                                                                                              1,487,556
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
          13,337  Texas Instruments, Inc. ............................................          731,001
                                                                                        ---------------

                  SOFTWARE - 4.0%
          20,158  Oracle Corp. .......................................................          736,372
          36,259  Symantec Corp. .....................................................          761,439
                                                                                        ---------------
                                                                                              1,497,811
                                                                                        ---------------

                  SPECIALTY RETAIL - 5.9%
          25,485  GameStop Corp. .....................................................          714,599
          29,371  Gap, Inc. ..........................................................          725,464
          10,571  TJX (The) Cos., Inc. ...............................................          749,590
                                                                                        ---------------
                                                                                              2,189,653
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.0%
           6,910  Apple, Inc. ........................................................          727,347
          28,904  EMC Corp. ..........................................................          742,255
          21,485  Seagate Technology PLC .............................................          787,640
          12,449  Western Digital Corp. ..............................................          747,562
                                                                                        ---------------
                                                                                              3,004,804
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

                                              DESCRIPTION                                    VALUE
                  --------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 100.2% .........................................  $    37,381,171
                  (Cost $39,413,470) (a)

                  NET OTHER ASSETS AND LIABILITIES - (0.2%) ..........................          (66,525)
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    37,314,646
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $844,766 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,877,065.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                       12/31/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    37,381,171  $  37,381,171  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.9%

                  CAPITAL MARKETS* - 99.9%
      22,820,897  First Trust Consumer Discretionary AlphaDEX(R) Fund ................  $   778,649,006
      19,801,055  First Trust Consumer Staples AlphaDEX(R) Fund ......................      880,156,895
      13,519,366  First Trust Dow Jones Internet Index Fund (a) ......................    1,008,679,897
      15,402,675  First Trust Health Care AlphaDEX(R) Fund (a) .......................      930,937,677
      10,733,447  First Trust NYSE Arca Biotechnology Index Fund .....................    1,213,094,180
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................    4,811,517,655
                  (Cost $4,777,489,286) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................        2,727,622
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $ 4,814,245,277
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $126,484,820 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $92,456,451.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                       12/31/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Exchange-Traded Funds**.......................  $ 4,811,517,655  $ 4,811,517,655  $          --  $          --
                                                ===============  ===============  =============  =============

*  Represents investments in affiliated funds.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.8%

                  BANKS - 4.9%
           6,175  1st Source Corp. ...................................................  $       190,622
          10,105  Associated Banc-Corp ...............................................          189,469
           6,196  Bryn Mawr Bank Corp. ...............................................          177,949
           7,308  First Merchants Corp. ..............................................          185,769
          10,680  First Midwest Bancorp, Inc. ........................................          196,833
          15,369  Fulton Financial Corp. .............................................          199,951
          17,720  Huntington Bancshares, Inc. ........................................          195,983
          13,640  Old National Bancorp ...............................................          184,958
           2,070  Park National Corp. ................................................          187,294
           3,493  Wintrust Financial Corp. ...........................................          169,480
                                                                                        ---------------
                                                                                              1,878,308
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 7.2%
          79,321  Covanta Holding Corp. ..............................................        1,228,682
          44,497  Heritage-Crystal Clean, Inc. (a) ...................................          471,668
          27,990  US Ecology, Inc. ...................................................        1,019,956
                                                                                        ---------------
                                                                                              2,720,306
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 35.7%
          40,142  Argan, Inc. ........................................................        1,300,601
          47,073  Comfort Systems USA, Inc. ..........................................        1,337,815
          18,857  Dycom Industries, Inc. (a) .........................................        1,319,236
          30,936  EMCOR Group, Inc. ..................................................        1,486,165
          44,043  Granite Construction, Inc. .........................................        1,889,885
          68,708  MasTec, Inc. (a) ...................................................        1,194,145
          52,462  MYR Group, Inc. (a) ................................................        1,081,242
          69,184  Primoris Services Corp. ............................................        1,524,123
          53,827  Quanta Services, Inc. (a) ..........................................        1,089,997
          80,105  Tutor Perini Corp. (a) .............................................        1,340,958
                                                                                        ---------------
                                                                                             13,564,167
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 26.6%
           7,156  Acuity Brands, Inc. ................................................        1,673,073
          27,364  AZZ, Inc. ..........................................................        1,520,617
          39,306  Encore Wire Corp. ..................................................        1,457,859
          46,395  Generac Holdings, Inc. (a) .........................................        1,381,179
          15,894  Hubbell, Inc. ......................................................        1,605,930
          48,299  Power Solutions International, Inc. (a) ............................          881,457
         104,715  PowerSecure International, Inc. (a) ................................        1,575,961
                                                                                        ---------------
                                                                                             10,096,076
                                                                                        ---------------

                  MACHINERY - 25.4%
          25,807  American Railcar Industries, Inc. ..................................        1,194,348
          65,823  Douglas Dynamics, Inc. .............................................        1,386,891
          62,768  Global Brass & Copper Holdings, Inc. ...............................        1,336,958
         170,068  Mueller Water Products, Inc., Class A ..............................        1,462,585
          22,509  RBC Bearings, Inc. (a) .............................................        1,453,856
          79,400  TriMas Corp. (a) ...................................................        1,480,810


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
         113,358  Wabash National Corp. (a) ..........................................  $     1,341,025
                                                                                        ---------------
                                                                                              9,656,473
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................       37,915,330
                  (Cost $41,573,050) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           60,560
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    37,975,890
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,414,544 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,072,264.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                       12/31/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Common Stocks*................................  $    37,915,330  $    37,915,330  $          --  $          --
                                                ===============  ===============  =============  =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 86.1%

                  AEROSPACE & DEFENSE - 2.1%
           2,184  United Technologies Corp. ..........................................  $       209,817
                                                                                        ---------------

                  BANKS - 11.7%
           5,686  BB&T Corp. .........................................................          214,988
           1,149  City Holding Co. ...................................................           52,440
           2,920  Community Bank System, Inc. ........................................          116,625
           3,158  Cullen/Frost Bankers, Inc. .........................................          189,480
          11,447  FirstMerit Corp. ...................................................          213,487
           7,491  Hancock Holding Co. ................................................          188,548
           5,335  United Bankshares, Inc. ............................................          197,342
                                                                                        ---------------
                                                                                              1,172,910
                                                                                        ---------------

                  CAPITAL MARKETS - 6.3%
           7,082  Federated Investors, Inc., Class B .................................          202,900
           6,546  Invesco Ltd. .......................................................          219,160
           2,978  T Rowe Price Group, Inc. ...........................................          212,897
                                                                                        ---------------
                                                                                                634,957
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 1.6%
           2,038  McGrath RentCorp. ..................................................           51,337
           2,594  MSA Safety, Inc. ...................................................          112,761
                                                                                        ---------------
                                                                                                164,098
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 2.0%
           7,394  Cisco Systems, Inc. ................................................          200,784
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.0%
           5,012  Sonoco Products Co. ................................................          204,840
                                                                                        ---------------

                  DISTRIBUTORS - 2.1%
           2,441  Genuine Parts Co. ..................................................          209,657
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
           4,887  TELUS Corp. ........................................................          135,126
                                                                                        ---------------

                  ELECTRIC UTILITIES - 5.9%
           3,925  ALLETE, Inc. .......................................................          199,508
           3,572  American Electric Power Co., Inc. ..................................          208,140
           6,732  Exelon Corp. .......................................................          186,948
                                                                                        ---------------
                                                                                                594,596
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.1%
           4,430  Emerson Electric Co. ...............................................          211,887
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.3%
          12,236  Atwood Oceanics, Inc. ..............................................          125,174
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 1.9%
           3,086  Wal-Mart Stores, Inc. ..............................................          189,172
                                                                                        ---------------

                  GAS UTILITIES - 2.0%
          10,031  Questar Corp. ......................................................          195,404
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
           5,874  Meridian Bioscience, Inc. ..........................................  $       120,534
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.2%
           3,463  Darden Restaurants, Inc. ...........................................          220,385
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 2.1%
           1,381  3M Co. .............................................................          208,034
                                                                                        ---------------

                  INSURANCE - 1.9%
           4,251  Principal Financial Group, Inc. ....................................          191,210
                                                                                        ---------------

                  MACHINERY - 2.7%
           4,089  Hillenbrand, Inc. ..................................................          121,157
          12,193  Joy Global, Inc. ...................................................          153,754
                                                                                        ---------------
                                                                                                274,911
                                                                                        ---------------

                  MEDIA - 1.9%
           4,959  Thomson Reuters Corp. ..............................................          187,698
                                                                                        ---------------

                  METALS & MINING - 2.0%
           3,524  Reliance Steel & Aluminum Co. ......................................          204,075
                                                                                        ---------------

                  MULTI-UTILITIES - 10.8%
           2,531  DTE Energy Co. .....................................................          202,961
           2,115  NorthWestern Corp. .................................................          114,738
           3,905  PG&E Corp. .........................................................          207,707
           4,842  Public Service Enterprise Group, Inc. ..............................          187,337
           3,667  SCANA Corp. ........................................................          221,817
           3,607  Vectren Corp. ......................................................          153,009
                                                                                        ---------------
                                                                                              1,087,569
                                                                                        ---------------

                  PHARMACEUTICALS - 6.0%
           2,157  Johnson & Johnson ..................................................          221,567
           2,262  Novartis AG, ADR ...................................................          194,622
           4,243  Sanofi, ADR ........................................................          180,964
                                                                                        ---------------
                                                                                                597,153
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
           5,003  Linear Technology Corp. ............................................          212,478
           4,630  Xilinx, Inc. .......................................................          217,471
                                                                                        ---------------
                                                                                                429,949
                                                                                        ---------------

                  SOFTWARE - 2.0%
           7,178  CA, Inc. ...........................................................          205,004
                                                                                        ---------------

                  SPECIALTY RETAIL - 2.4%
           3,273  Cato Corp. .........................................................          120,512
           8,307  Rent-A-Center, Inc. ................................................          124,356
                                                                                        ---------------
                                                                                                244,868
                                                                                        ---------------

                  TOBACCO - 2.0%
           4,421  Reynolds American, Inc. ............................................          204,029
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  TRADING COMPANIES & DISTRIBUTORS - 2.2%
           5,426  Fastenal Co. .......................................................  $       221,489
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        8,645,330
                  (Cost $9,195,116)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 13.8%
           6,917  Corrections Corp. of America .......................................          183,231
          12,905  Franklin Street Properties Corp. ...................................          133,567
           4,293  LTC Properties, Inc. ...............................................          185,200
           3,473  National Health Investors, Inc. ....................................          211,402
           5,525  National Retail Properties, Inc. ...................................          221,276
           4,283  Realty Income Corp. ................................................          221,131
           2,126  Sovran Self Storage, Inc. ..........................................          228,141
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        1,383,948
                  (Cost $1,367,379)                                                     ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................       10,029,278
                  (Cost $10,562,495) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            9,146
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    10,038,424
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $183,472 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $716,689.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                       12/31/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Common Stocks*................................  $     8,645,330  $     8,645,330  $          --  $          --
Real Estate Investment Trusts.................        1,383,948        1,383,948             --             --
                                                ---------------  ---------------  -------------  -------------
Total Investments.............................  $    10,029,278  $    10,029,278  $          --  $          --
                                                ===============  ===============  =============  =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.7%

                  CAPITAL MARKETS* - 99.7%
       3,710,039  First Trust Germany AlphaDEX(R) Fund ...............................  $   134,340,512
       3,418,426  First Trust Hong Kong AlphaDEX(R) Fund .............................      114,807,837
       4,285,531  First Trust ISE Chindia Index Fund .................................      121,537,659
       3,448,154  First Trust Switzerland AlphaDEX(R) Fund ...........................      137,960,642
       3,431,479  First Trust United Kingdom AlphaDEX(R) Fund ........................      137,911,141
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.7% ..........................................      646,557,791
                  (Cost $731,080,836) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.3% ............................        1,685,557
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   648,243,348
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $84,523,045.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                       12/31/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Exchange-Traded Funds**.......................  $   646,557,791  $   646,557,791  $          --  $          --
                                                ===============  ===============  =============  =============

*  Represents investments in affiliated funds.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ Technology Dividend Index Fund - (The Nasdaq(R) Stock
        Market LLC ("Nasdaq") ticker "TDIV")
      Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (Nasdaq ticker
        "YDIV")
      First Trust High Income ETF - (Nasdaq ticker "FTHI")
      First Trust Low Beta Income ETF - (Nasdaq ticker "FTLB")
      First Trust NASDAQ Rising Dividend Achievers ETF - (Nasdaq ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (Nasdaq ticker "FV")
      First Trust RBA American Industrial Renaissance(R) ETF - (Nasdaq ticker
        "AIRR")
      First Trust RBA Quality Income ETF - (Nasdaq ticker "QINC")
      First Trust Dorsey Wright International Focus 5 ETF - (Nasdaq ticker
        "IFV")

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2015 (UNAUDITED)


the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2015 (UNAUDITED)


of the inputs used to value each Fund's investments as of December 31, 2015, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index (the "Index") to hedge against changes in the value of equities. Additionaly, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded call or put options on the Index to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option.

If FTLB elects to exercise a call or put option on the Index, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. AFFILIATED TRANSACTIONS

MDIV, FV and IFV invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2015 (UNAUDITED)


Amounts relating to these investments in MDIV at December 31, 2015, and for the fiscal year-to-date period (October 1, 2015 to December 31, 2015) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2015   PURCHASES     SALES     12/31/2015     12/31/2015       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Tactical High Yield ETF   3,667,651     104,674   (292,730)     3,479,595  $  163,436,577  $  2,536,714  $   (174,402)
                                                                                       ------------------------------------------

Amounts relating to these investments in FV at December 31, 2015, and for the fiscal year-to-date period (October 1, 2015 to December 31, 2015) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2015   PURCHASES     SALES     12/31/2015     12/31/2015       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Consumer Discretionary
    AlphaDEX(R) Fund                 20,646,155   2,886,678    711,936     22,820,897  $  778,649,006  $  1,768,483  $  1,511,650
First Trust Consumer Staples
    AlphaDEX(R) Fund                 17,914,089   2,504,694    617,728     19,801,055     880,156,895     2,911,197     2,240,068
First Trust Dow Jones Internet
    Index Fund                       12,231,021   1,710,105    421,760     13,519,366   1,008,679,897            --     4,505,319
First Trust Health Care AlphaDEX(R)
    Fund                             13,934,861   1,948,326    480,512     15,402,675     930,937,677            --     2,607,393
First Trust NYSE Arca Biotechnology
    Index Fund                        9,710,591   1,357,704    334,848     10,733,447   1,213,094,180            --     6,034,842
                                                                                       ------------------------------------------
                                                                                       $4,811,517,655  $  4,679,680  $ 16,899,272
                                                                                       ==========================================

Amounts relating to these investments in IFV at December 31, 2015, and for the fiscal year-to-date period (October 1, 2015 to December 31, 2015) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2015   PURCHASES     SALES     12/31/2015     12/31/2015       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Germany AlphaDEX(R)
    Fund                              3,777,118     144,043    211,122      3,710,039  $   134,340,51  $         --  $   (663,987)
First Trust Hong Kong AlphaDEX(R)
    Fund                              3,480,244     132,709    194,527      3,418,426     114,807,837       550,518    (1,167,506)
First Trust ISE Chindia Index Fund    4,363,020     166,381    243,870      4,285,531     121,537,659       162,441      (791,158)
First Trust Switzerland AlphaDEX(R)
    Fund                              3,510,493     133,882    196,221      3,448,154     137,960,642       152,830      (472,536)
First Trust United Kingdom
    AlphaDEX(R) Fund                  3,493,515     133,238    195,274      3,431,479     137,911,141       886,050      (295,584)
                                                                                       ------------------------------------------
                                                                                       $  646,557,791  $  1,751,839  $ (3,390,771)
                                                                                       ==========================================

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2015 (UNAUDITED)


                           3. DERIVATIVE TRANSACTIONS

Written option activity for FTHI for the fiscal year-to-date period (October 1, 2015 to December 31, 2015) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period...          23     $     67,490
Options Written..............................          23           77,735
Options Expired..............................          --               --
Options Exercised............................          --               --
Options Closed...............................         (28)         (86,710)
                                                ---------     ------------
Options outstanding at December 31, 2015.....          18     $     58,515
                                                =========     ============

Written option activity for FTLB for the fiscal year-to-date period (October 1, 2015 to December 31, 2015) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period...          32     $     58,503
Options Written..............................          29           95,132
Options Expired..............................          (2)          (1,954)
Options Exercised............................          --               --
Options Closed...............................         (33)         (70,095)
                                                ---------     ------------
Options outstanding at December 31, 2015.....          26     $     81,586
                                                =========     ============

During the fiscal year-to-date period ended December 31, 2015, FTLB held purchased options with market values ranging from $1,075 to $30,810, as measured at each month end.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2015 (UNAUDITED)


                             LICENSING INFORMATION

Nasdaq(R), Nasdaq Inc., NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ International Multi-Asset Diversified Income IndexSM, and NASDAQ Rising Dividend Achievers Index, are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF or First Trust Dorsey Wright International Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(R) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(R) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Exchange-Traded Fund VI
          -----------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 22, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 22, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 22, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.